Document And Entity Information	12 Months Ended
Dec. 31, 2015 shares
Document Information [Line Items]
Entity Registrant Name	FirstService Corp
Trading Symbol	fsv
Document Type	40-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001637810
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Multiple Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,325,694
Subordinate Voting Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	34,613,317